SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Nov. 30, 2022
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES
Category	Estimated Useful Life
Machinery and equipment Leasehold improvements Demonstration units	5 to 10 years 7 years 5 years

SCHEDULE OF DISAGGREGATION OF REVENUE

Disaggregated Revenue. Management considers the information that may be garnered by disaggregating revenue in the following manner to be informative:

	2022	2021
Sales of services	$28,673	$15,000
Sales of products	3,439,914	355,341
Total sales	$3,468,587	$370,341

SUMMARY OF CHANGES IN DEFERRED REVENUE

The following table provides a summary of the changes included in deferred revenue during the years ended November 30, 2022 and 2021:

	2022	2021
Beginning balance	$1,007,709	$-
Additions to contract liabilities	4,208,364	1,363,050
Deductions to contract liabilities	(3,439,914)	(355,341)
Ending balance	$1,776,159	$1,007,709